OTHER OPERATING STATEMENT DATA - OTHER OPERATING COSTS AND EXPENSES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Expenses [Abstract]
Commission expense	$ 131.7	$ 130.9	$ 149.5
Salaries and wages	167.6	175.6	173.5
Other	405.2	383.8	394.5
Total other operating costs and expenses	$ 704.5	$ 690.3	$ 717.5